Goodwill and Other Intangible Assets - Amortization of Softwares Recognized in Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Cost of sales	€ 11,435	€ 11,613	[1]	€ 10,701	[1]
Research and development expenses	5,894	5,472	[1]	5,172	[1]
Selling and general expenses	9,859	10,072	[1]	9,478	[1]
Other operating expenses	548	233	[1]	482	[1]
Amortization of intangible assets	2,170	1,866	[1]	1,692	[1]
Amortization of computer software and other rights of an industrial or operational nature [member]
Disclosure of detailed information about intangible assets [line items]
Cost of sales	21	28		28
Research and development expenses	4	22		16
Selling and general expenses	87	53		56
Other operating expenses	3	9		5
Amortization of intangible assets	€ 115	€ 112		€ 105

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).